Commitments and contingencies (Details) - KRW (₩) ₩ in Millions	Jan. 22, 2021	Dec. 31, 2024	Sep. 28, 2021
litigations [Line Items]
Litigation provision		₩ 101.4
Additional loan commitments		383,071.0
Events After Reporting Period [Member]
litigations [Line Items]
Loss contingency penalty amount	₩ 50.0
Board Of Directors [Member]
litigations [Line Items]
Percentage of investment principal repaid to the Customer			40.00%
Gen2 Related Trust Instruments
litigations [Line Items]
Securities sold under agreements to repurchase		420,000.0
Miscellaneous other provisions
litigations [Line Items]
Provisions and insurance contract liabilities		114,750.0
insurance contract Liabilities
litigations [Line Items]
Provisions and insurance contract liabilities		₩ 5,450.0